Current and deferred income tax and social contribution - Total income tax and social contribution expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current and deferred income tax and social contribution
Income tax	R$ (232,709)	R$ (87,581)	R$ 164,494
Total deferred income tax and social contribution	211,097	193,264	271,119
Total income tax and social contribution expenses	R$ (443,806)	R$ (280,845)	R$ (106,625)